Balance Sheet Components	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Property and Equipment, net
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2019	2020
Computers	$1,534	$1,346
Furniture and fixtures	3,913	3,906
Leasehold improvements	13,136	13,660
Internal-use software	23,753	20,850
Total property and equipment	42,336	39,762
Less: Accumulated depreciation and amortization	(11,345)	(14,839)
Total property and equipment, net	$30,991	$24,923
Depreciation of property and equipment was $0.6 million, $0.6 million and $3.7 million for the years ended December 31, 2018, 2019 and 2020, respectively, and was recorded to depreciation and amortization in the consolidated statements of operations. Internal-use software amortization was $2.5 million, $5.2 million and $7.2 million for the years ended December 31, 2018, 2019 and 2020, respectively and was recorded to cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.
In December 2019, the Company moved into its new headquarters in Seattle, Washington. Through December 31, 2020, the Company added leasehold improvements of $12.1 million and furniture and fixtures of $2.7 million in connection with the new leased space.
In April 2020, the Company accelerated the amortization of $2.6 million in internal-use software related to the Rover Now service, which was discontinued and is recorded in cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.
Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2019	2020
Accrued merchant fees	$778	$172
Income and other tax liabilities	711	185
Accrued legal expenses and open claims	656	382
Lease incentive, current	453	491
Coupon liabilities	352	226
Accrued interest	—	259
Accrued professional services	213	872
Series G preferred stock holdback liability	320	—
Other current liabilities	1,180	160
Total accrued expenses and other current liabilities	$4,663	$2,747
Balance Sheet Components
Property and Equipment, net
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31, 2020	September 30, 2021
Computers	$1,346	$1,632
Furniture and fixtures	3,906	3,857
Leasehold improvements	13,660	13,663
Internal-use software	20,850	22,081
Total property and equipment	39,762	41,233
Less: Accumulated depreciation and amortization	(14,839)	(19,281)
Total property and equipment, net	$24,923	$21,952
Depreciation and amortization of property and equipment was $1.0 million and $2.9 million for the three and nine months ended September 30, 2021, respectively, and $0.9 million and $2.7 million for the three and nine months ended September 30, 2020, respectively. Depreciation and amortization of property and equipment was recorded to depreciation and amortization in the condensed consolidated statements of operations. Internal-use software amortization was $1.7 million and $5.2 million for the three and nine months ended September 30, 2021, respectively, and $1.8 million and $5.6 million for the three and nine months ended September 30, 2020, respectively. Internal-use software amortization was recorded to cost of revenue (exclusive of depreciation and amortization shown separately) in the condensed consolidated statements of operations.
In April 2020, the Company accelerated the amortization of $2.6 million in internal-use software related to the Rover Now service which was discontinued and is recorded in cost of revenue (exclusive of depreciation and amortization shown separately) in the condensed consolidated statements of operations.
Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31, 2020	September 30, 2021
Accrued merchant fees	$172	$8
Income and other tax liabilities	185	1,012
Accrued legal expenses and open claims	382	1,017
Lease incentive, current	491	—
Accrued interest	259	14
Accrued professional services	872	540
Other current liabilities	386	238
Total accrued expenses and other current liabilities	$2,747	$2,829